Related party transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Balances with Related Parties

Balances with related parties include:

	As of March 31,
	2012	2013
	US$	US$
Trade account receivable for advertising revenues (net of allowance of US$206,974 )	90,835	—

Accounts payable for product development expense	12,612	14,709